NASDAQ
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary N. Sundick
Vice President
Listing Qualifications

CEGNAS
001-35170

By Facsimile and First Class Mail

May 9, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 9, 2011 The Nasdaq Stock Market (the "Exchange") received from Universal Business Payment Solutions Acquisition Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant

Common Stock included in Units, par value $0.001 per share

Warrants included in Units, exercisable for Common Stock
at an exercise price of $6.90

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick